Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income per common share

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	Three Months Ended June 30,	Six Months Ended June 30,
	2021	2021
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned and unrealized gain on investments held in Trust Account	$7,136	$46,127
Less: interest available to be withdrawn for payment of taxes	(7,136)	(46,127)
Net income allocable to shares subject to possible redemption	$—	$—
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	27,432,558	22,803,959
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.00	$0.00
Non-Redeemable Common Stock
Numerator: Net loss minus Net Earnings allocable to common stock subject to possible redemption
Net loss	$(14,001,087)	$(5,047,405)
Less: Net income allocable to common stock subject to possible redemption	—	—
Non-Redeemable Net loss	$(14,001,087)	$(5,047,405)
Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	7,067,442	8,546,870
Basic and diluted net income per share, Non-redeemable Common stock	$(1.98)	$(0.59)